TAXES RECOVERABLE - Schedule of Taxes Recoverable (Details) - BRL (R$) R$ in Thousands	Jun. 30, 2026	Dec. 31, 2025
Taxes Recoverable [Abstract]
PIS and COFINS	R$ 75,535	R$ 81,906
ICMS	100,671	68,707
Taxes withheld	120,032	109,938
Provision for loss	(10,767)	(10,767)
Others	1,139	5,079
Taxes recoverable	286,610	254,863
Current	207,597	208,354
Non-current	R$ 79,013	R$ 46,509